Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The table below is provided in accordance with Item 402(v) of Regulation
S-K.
This information is being provided for compliance purposes. Neither the Compensation Committee nor
the executives of our Company use the information in this table when making compensation decisions. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021, and 2022 fiscal years. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation is reported as an average of each of the NEOs’ total compensation for the respective fiscal year.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO (1)(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in 000’s)	Adjusted FFO Per Fully Diluted Share ($) (3)
					TSR ($)	Peer Group TSR (2) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	2,423,711	2,347,865	1,500,597	1,435,406	142	94	(1,623)	1.83
2021	2,357,788	4,535,058	947,655	1,595,876	148	97	27,615	1.45
2020	1,864,910	1,618,412	639,514	441,669	94	104	78,509	1.86

(1)
Amounts represent “compensation actually paid” (as defined below) to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	John Albright	Steven Greathouse, Matthew Partridge, Daniel Smith

2021	John Albright	Steven Greathouse, Matthew Partridge, Daniel Smith

2020	John Albright	Steven Greathouse, Matthew Partridge, Mark Patten, Daniel Smith

(2)	Represents the cumulative TSR (the “Peer Group TSR”) of the following peer groups, which were used for compensation benchmarking purposes as disclosed in the Company’s proxy statements:

2022
Armada Hoffler Properties, Inc.; Cedar Realty Trust, Inc.; Chatham Lodging Trust; City Office REIT, Inc.; Community Healthcare Trust Inc.; Four Corners Property Trust, Inc.; Getty Realty Corp.; NETSTREIT Corp.; One Liberty Properties Inc.; Plymouth Industrial REIT Inc.; Urstadt Biddle Properties Inc.; Whitestone REIT

2021
Armada Hoffler Properties, Inc.; Acadia Realty Trust; Chatham Lodging Trust; Clipper Realty Inc.; Four Corners Property Trust, Inc.; Getty Realty Corp.; Monmouth Real Estate Investment Trust; NETSTREIT Corp.; One Liberty Properties Inc.; Plymouth Industrial REIT Inc.; RPT Realty; Seritage Growth Properties; Whitestone REIT

2020
Agree Realty Corporation; Cedar Realty Trust Inc.; Five Point Holdings, LLC; Four Corners Property Trust, Inc.; Getty Realty Corp.; Lexington Realty Trust; One Liberty Properties Inc.; Rexford Industrial realty, Inc.; St. Joe Company, The; Stratus Properties Inc.; Tejon Ranch Co.; Trinity Place Holdings Inc.; Urstadt Biddle Properties Inc.; Whitestone REIT

(3)
For calculations of AFFO per diluted share, see pages 47-49 of our Annual Report on Form
10-K
filed with the SEC on February 23, 2023, which also includes a GAAP reconciliation of this non-GAAP
measure.

(4)
“Compensation Actually Paid” (“CAP”) to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (see page 41 above), adjusted as follows. As our NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

Adjustments	2022		2021		2020
	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs
Deduction for Amounts Reported under “Stock Awards” Column in the Summary Compensation table for Applicable Fiscal Year	(1,141,117)	(734,921)	(1,135,825)	(382,239)	(929,602)	(328,875)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, determined as of Applicable Fiscal Year End	1,220,410	716,807	2,066,282	686,661	792,893	239,386
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(51,182)	(17,031)	1,184,425	332,595	(143,285)	(20,377)
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	(103,957)	(30,046)	62,388	11,206	33,496	8,839
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End	—	—	—	—	—	(96,818)
Increase based on Dividends or Other Earnings Paid during Applicable Fiscal Year prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable Fiscal Year	—	—	—	—	—	—
TOTAL ADJUSTMENTS TO DETERMINE CAP	(75,846)	(65,191)	2,177,270	648,222	(246,498)	(197,845)

Company Selected Measure Name	AFFO per diluted share
Named Executive Officers, Footnote [Text Block]

Year	PEO	Non-PEO NEOs

2022	John Albright	Steven Greathouse, Matthew Partridge, Daniel Smith

2021	John Albright	Steven Greathouse, Matthew Partridge, Daniel Smith

2020	John Albright	Steven Greathouse, Matthew Partridge, Mark Patten, Daniel Smith

Peer Group Issuers, Footnote [Text Block]
(2)	Represents the cumulative TSR (the “Peer Group TSR”) of the following peer groups, which were used for compensation benchmarking purposes as disclosed in the Company’s proxy statements:

2022
Armada Hoffler Properties, Inc.; Cedar Realty Trust, Inc.; Chatham Lodging Trust; City Office REIT, Inc.; Community Healthcare Trust Inc.; Four Corners Property Trust, Inc.; Getty Realty Corp.; NETSTREIT Corp.; One Liberty Properties Inc.; Plymouth Industrial REIT Inc.; Urstadt Biddle Properties Inc.; Whitestone REIT

2021
Armada Hoffler Properties, Inc.; Acadia Realty Trust; Chatham Lodging Trust; Clipper Realty Inc.; Four Corners Property Trust, Inc.; Getty Realty Corp.; Monmouth Real Estate Investment Trust; NETSTREIT Corp.; One Liberty Properties Inc.; Plymouth Industrial REIT Inc.; RPT Realty; Seritage Growth Properties; Whitestone REIT

2020
Agree Realty Corporation; Cedar Realty Trust Inc.; Five Point Holdings, LLC; Four Corners Property Trust, Inc.; Getty Realty Corp.; Lexington Realty Trust; One Liberty Properties Inc.; Rexford Industrial realty, Inc.; St. Joe Company, The; Stratus Properties Inc.; Tejon Ranch Co.; Trinity Place Holdings Inc.; Urstadt Biddle Properties Inc.; Whitestone REIT

PEO Total Compensation Amount	$ 2,423,711	$ 2,357,788	$ 1,864,910
PEO Actually Paid Compensation Amount	$ 2,347,865	4,535,058	1,618,412
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments	2022		2021		2020
	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs
Deduction for Amounts Reported under “Stock Awards” Column in the Summary Compensation table for Applicable Fiscal Year	(1,141,117)	(734,921)	(1,135,825)	(382,239)	(929,602)	(328,875)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, determined as of Applicable Fiscal Year End	1,220,410	716,807	2,066,282	686,661	792,893	239,386
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(51,182)	(17,031)	1,184,425	332,595	(143,285)	(20,377)
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	(103,957)	(30,046)	62,388	11,206	33,496	8,839
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End	—	—	—	—	—	(96,818)
Increase based on Dividends or Other Earnings Paid during Applicable Fiscal Year prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable Fiscal Year	—	—	—	—	—	—
TOTAL ADJUSTMENTS TO DETERMINE CAP	(75,846)	(65,191)	2,177,270	648,222	(246,498)	(197,845)

Non-PEO NEO Average Total Compensation Amount	$ 1,500,597	947,655	639,514
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,435,406	1,595,876	441,669
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments	2022		2021		2020
	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs
Deduction for Amounts Reported under “Stock Awards” Column in the Summary Compensation table for Applicable Fiscal Year	(1,141,117)	(734,921)	(1,135,825)	(382,239)	(929,602)	(328,875)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, determined as of Applicable Fiscal Year End	1,220,410	716,807	2,066,282	686,661	792,893	239,386
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(51,182)	(17,031)	1,184,425	332,595	(143,285)	(20,377)
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	(103,957)	(30,046)	62,388	11,206	33,496	8,839
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End	—	—	—	—	—	(96,818)
Increase based on Dividends or Other Earnings Paid during Applicable Fiscal Year prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable Fiscal Year	—	—	—	—	—	—
TOTAL ADJUSTMENTS TO DETERMINE CAP	(75,846)	(65,191)	2,177,270	648,222	(246,498)	(197,845)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Performance Measures
We believe the following performance measures represent the most important financial performance measures used by us to link our NEOs’ CAP for the fiscal year ended December 31, 2022:

●	Our TSR over a 3-year performance period versus the performance of the Index

●	Adjusted FFO per fully diluted share

●	Alpine growth

●	Same-store leased occupancy change

Total Shareholder Return Amount	$ 142	148	94
Peer Group Total Shareholder Return Amount	94	97	104
Net Income (Loss)	$ (1,623,000)	$ 27,615,000	$ 78,509,000
Company Selected Measure Amount	1.83	1.45	1.86
PEO Name	John Albright
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Our TSR over a 3-year performance period versus the performance of the Index
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted FFO per fully diluted share
Non-GAAP Measure Description [Text Block]	For calculations of AFFO per diluted share, see pages 47-49 of our Annual Report on Form
10-K
filed with the SEC on February 23, 2023, which also includes a GAAP reconciliation of this non-GAAP
	measure.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Alpine growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Same-store leased occupancy change
PEO [Member] | Amounts Reported Under Stock Awards Column In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,141,117)	$ (1,135,825)	$ (929,602)
PEO [Member] | Fair Value Of Awards Granted During Applicable Fiscal Year That Remain Unvested As Of Applicable Fiscal Year End, Determined As Of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,220,410	2,066,282	792,893
PEO [Member] | Fair Value Of Awards Granted During Applicable Fiscal Year That Vested During Applicable Fiscal Year, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Awards Granted During Prior Fiscal Year That Were Outstanding And Unvested As Of Applicable Fiscal Year End, Determined Based On Change In ASC 718 Fair Value From Prior Fiscal Year End To Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(51,182)	1,184,425	(143,285)
PEO [Member] | Awards Granted During Prior Fiscal Year That Vested During Applicable Fiscal Year, Determined Based On Change In ASC 718 Fair Value From Prior Fiscal Year End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(103,957)	62,388	33,496
PEO [Member] | Fair Value Of Awards Granted During Prior Fiscal Year That Were Forfeited During Applicable Fiscal Year, Determined As Of Prior Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based On Dividends Or Other Earnings Paid During Applicable Fiscal Year Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based On Incremental Fair Value Of Options Or SARs Modified During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(75,846)	2,177,270	(246,498)
Non-PEO NEO [Member] | Amounts Reported Under Stock Awards Column In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(734,921)	(382,239)	(328,875)
Non-PEO NEO [Member] | Fair Value Of Awards Granted During Applicable Fiscal Year That Remain Unvested As Of Applicable Fiscal Year End, Determined As Of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	716,807	686,661	239,386
Non-PEO NEO [Member] | Fair Value Of Awards Granted During Applicable Fiscal Year That Vested During Applicable Fiscal Year, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Awards Granted During Prior Fiscal Year That Were Outstanding And Unvested As Of Applicable Fiscal Year End, Determined Based On Change In ASC 718 Fair Value From Prior Fiscal Year End To Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,031)	332,595	(20,377)
Non-PEO NEO [Member] | Awards Granted During Prior Fiscal Year That Vested During Applicable Fiscal Year, Determined Based On Change In ASC 718 Fair Value From Prior Fiscal Year End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(30,046)	11,206	8,839
Non-PEO NEO [Member] | Fair Value Of Awards Granted During Prior Fiscal Year That Were Forfeited During Applicable Fiscal Year, Determined As Of Prior Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(96,818)
Non-PEO NEO [Member] | Increase Based On Dividends Or Other Earnings Paid During Applicable Fiscal Year Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Based On Incremental Fair Value Of Options Or SARs Modified During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (65,191)	$ 648,222	$ (197,845)